Loans Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 791,382	$ 2,088,046
Warehouse Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	613,459	1,452,236
Other Residential Carried at Fair Value [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	58,912	0
Other Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	8,939	539,175
Government Insured pool Buyout Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	53,823	96,635
Commercial and Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	56,249	0
Loans Held for Sale Carried at Lower of Cost or Market [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	119,011	635,810
Fair Value Option, Other Eligible Items [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 672,371	$ 1,452,236